CAVANAL HILL FUNDS

Supplement dated September 1, 2015
to the
Cavanal Hill Funds’ Prospectus
dated December 31, 2014

This Supplement (1) provides updated information regarding the Administration Fee applicable to each of the Cavanal Hill Funds, (2) provides updated information regarding the Management Fee applicable to the Cavanal Hill Opportunistic Fund, (3) provides for the householding of shareholder mailings, and (4) clarifies information regarding the applicability of Class A initial sales charge waivers. The information in this supplement supersedes any information to the contrary in the Cavanal Hill Funds’ Prospectus dated December 31, 2014 (“Prospectus”).

(1) Change in Administration Fee – All Series and Classes

At a meeting of the Board of Trustee (the “Board”) of the Cavanal Hill Funds (the “Trust”) held on July 24, 2015, the Board approved a reduction in the administration fee applicable to the Cavanal Hill Funds, as agreed to in the Administration Agreement between the Trust and Cavanal Hill Investment Management, Inc. (“Adviser”) , as set forth below:

From twenty one-hundredths(0.20%) to eight one-hundredths of one percent (0.08%) of each Portfolio’s average daily net assets, other than the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund (together, the “Money Market Funds”).

From twelve one-hundredths (0.12)% to five one-hundredths of one percent (0.05%) of the Money Market Fund’s average daily net assets.

In association with the reduction in the administration fee, the Board also approved the elimination of contractual administration fee waivers, as agreed to in the Administration Fee Waiver Agreement Termination between the Trust and the Adviser.

Effective immediately, the reduction in the administration fee and discontinuance of the contractual administration fee waiver shall be reflected in the “Fees and Expenses of the Fund” and “Example” items in the prospectus and all references to administration fee waivers shall be removed. The changes for each of the Funds are presented in Exhibit A.

(2) Change in Management Fee – Opportunistic Series (A Shares, C Shares, No-Load Investor Shares, Institutional Shares)

At a meeting of the Board of Trustee (the “Board”) of the Cavanal Hill Funds (the “Trust”) held on July 24, 2015, the Board approved a reduction in the management fee applicable to the Opportunistic Fund from 1.35% to 0.85%, as agreed to in the Investment Advisory Agreement between the Trust and Cavanal Hill Investment Management, Inc. (“Adviser”) In association with the reduction in the management fee, the Board also approved the elimination of contractual management fee waiver/ expense cap, as agreed to in the Investment Advisory Fee Waiver Agreement between the Trust and the Adviser.

Effective immediately, the reduction in the management fee and discontinuance of the contractual management fee waiver/expense cap for the Opportunistic Series shall be reflected in the “Fees and Expenses of the Fund” and “Example” items in the prospectus and all references to management fee waiver/expense cap applicable to the Opportunistic Series shall be removed. The changes for the Opportunistic Fund are presented in Exhibit A.

(3) Householding of Shareholder Mailings

Effective immediately, the following information shall be added to the Cavanal Hill Funds’ Prospectus at the bottom of page 46, under the section titled “Payments to Financial Intermediaries”:

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

To reduce expenses, we may only mail one copy of each of the Fund’s prospectus, annual report or semi-annual report to those addresses shared by two or more accounts, unless we receive contrary instruction from you. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 1-800-762-7085. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.

(4) Class A Initial Sales Charge Waivers

Effective immediately, the following information shall be added to page 47 of the Cavanal Hill Funds’ Prospectus, as a third bullet point below the table in the section titled: “Initial Sales Charge (Bond and Equity Funds, Class A Only)”:

•	Class A Series of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with the Distributor to sell Class A Shares; (ii) directors, officers, and employees of the Adviser and its affiliates; and (iii) Trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with the Distributor that allows the waiver of the sales charge.

All other information contained in the Prospectus remains unchanged.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.

Exhibit A

Cavanal Hill U.S. Treasury Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	Administrative	Service	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—	—	0.50%
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.79%	0.79%	0.54%	0.54%	1.04%
Less Fee Waivers‡	-0.10%	-0.40%	-0.27%	-0.35%	-0.80%
Total Annual Fund Operating Expenses After Fee Waivers	0.69%	0.39%	0.27%	0.19%	0.24%

‡ The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$70	$242	$429	$969
Service Shares	$40	$212	$399	$941
Institutional Shares	$28	$146	$275	$651
Select Shares	$19	$138	$267	$643
Premier Shares	$25	$251	$496	$1,198

Cavanal Hill Cash Management Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	Administrative	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	—	—	0.50%
Other Expenses	0.39%	0.39%	0.39%	0.39%
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.79%	0.54%	0.54%	1.04%
Less Fee Waivers‡	-0.23%	-0.27%	-0.35%	-0.80%
Total Annual Fund Operating Expenses After Fee Waivers	0.56%	0.27%	0.19%	0.24%

‡ The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$57	$229	$416	$956
Institutional Shares	$28	$146	$275	$651
Select Shares	$19	$138	$267	$643
Premier Shares	$25	$251	$496	$1,198

Cavanal Hill Tax-Free Money Market Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	Administrative	Institutional	Select	Premier
Management Fees	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	—	—	0.50%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Shareholder Servicing Fees	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.81%	0.56%	0.56%	1.06%
Less Fee Waivers‡	-0.10%	-0.27%	-0.35%	-0.80%
Total Annual Fund Operating Expenses After Fee Waivers	0.71%	0.29%	0.21%	0.26%

‡ The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Administrative Shares	$73	$249	$440	$992
Institutional Shares	$30	$152	$286	$676
Select Shares	$22	$144	$278	$668
Premier Shares	$27	$257	$507	$1,222

Cavanal Hill Short-Term Income Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	Investor Shares	Institutional Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.34%	0.49%	0.49%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.14%	1.29%	1.04%
Less Fee Waivers‡	-0.50%	-0.64%	-0.65%
Total Annual Fund Operating Expenses After Fee Waivers	0.64%	0.65%	0.39%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡ The Adviser has contractually agreed to waive 0.40% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$264	$506	$768	$1,515
Investor Shares	$66	$346	$646	$1,500
Institutional Shares	$40	$266	$511	$1,212

Cavanal Hill Intermediate Bond Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information is available about these and other discounts from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	Investor Shares	Institutional Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.54%	0.69%	0.69%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.34%	1.49%	1.24%
Less Fee Waivers‡	-0.45%	-0.59%	-0.60%
Total Annual Fund Operating Expenses After Fee Waivers	0.89%	0.90%	0.64%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡ The Adviser has contractually agreed to waive 0.35% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$289	$573	$877	$1,742
Investor Shares	$92	$413	$757	$1,729
Institutional Shares	$65	$334	$623	$1,447

Cavanal Hill Bond Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	Investor Shares	Institutional Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.41%	0.56%	0.56%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.21%	1.36%	1.11%
Less Fee Waivers‡	-0.45%	-0.60%	-0.60%
Total Annual Fund Operating Expenses After Fee Waivers	0.76%	0.76%	0.51%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡ The Adviser has contractually agreed to waive 0.35% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return and each year that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$276	$533	$809	$1,598
Investor Shares	$78	$372	$687	$1,583
Institutional Shares	$52	$293	$553	$1,298

Cavanal Hill Intermediate Tax-Free Bond Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	Investor Shares	Institutional Shares
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	—
Other Expenses	0.36%	0.51%	0.51%
Shareholder Servicing Fees	0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.16%	1.31%	1.06%
Less Fee Waivers‡	-0.45%	-0.59%	-0.60%
Total Annual Fund Operating Expenses After Fee Waivers	0.71%	0.72%	0.46%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

‡ The Adviser has contractually agreed to waive 0.40% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$271	$517	$783	$1,541
Investor Shares	$74	$357	$662	$1,527
Institutional Shares	$47	$277	$526	$1,240

Cavanal Hill Balanced Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	1.00%*	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.41%	0.56%	0.56%	0.56%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.45%	2.35%	1.60%	1.35%
Less Fee Waivers‡	-0.49%	-0.64%	-0.64%	-0.64%
Total Annual Fund Operating Expenses After Fee Waivers	0.96%	1.71%	0.96%	0.71%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

‡ The Adviser has contractually agreed to waive 0.39% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$445	$746	$1,069	$1,984
C Shares	$174	$672	$1,197	$2,637
Investor Shares	$98	$442	$810	$1,846
Institutional Shares	$73	$364	$678	$1,568

Cavanal Hill U.S. Large Cap Equity Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	1.00%*	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.35%	0.50%	0.50%	0.50%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.29%	2.19%	1.44%	1.19%
Less Fee Waivers‡	-0.39%	-0.54%	-0.54%	-0.54%
Total Annual Fund Operating Expenses After Fee Waivers	0.90%	1.65%	0.90%	0.65%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

‡ The Adviser has contractually agreed to waive 0.29% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$439	$708	$997	$1,819
C Shares	$168	$633	$1,125	$2,481
Investor Shares	$92	$402	$736	$1,678
Institutional Shares	$66	$324	$602	$1,395

Cavanal Hill Opportunistic Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%*	1.00%*	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.61%	0.76%	0.76%	0.76%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.85%	2.75%	2.00%	1.75%
Less Fee Waivers‡	-0.10%	-0.25%	-0.20%	-0.25%
Total Annual Fund Operating Expenses After Fee Waivers	1.75%	2.50%	1.80%	1.50%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. \In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

† Acquired Fund Fees and Expenses have been restated to reflect the fact that a security that bore an expense ratio of 8% has been sold and there is no expectation of holding such security in the future.

‡ Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$522	$902	$1,307	$2,435
C Shares	$253	$830	$1,432	$3,062
Investor Shares	$183	$608	$1,059	$2,311
Institutional Shares	$153	$527	$926	$2,042

Cavanal Hill World Energy Fund

Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	A Shares	C Shares	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).	A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	—
Other Expenses	0.29%	0.44%	0.44%	0.44%
Shareholder Servicing Fees	0.10%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.26%	2.16%	1.41%	1.16%
Less Fee Waivers‡	-0.20%	-0.35%	-0.35%	-0.35%
Total Annual Fund Operating Expenses After Fee Waivers	1.06%	1.81%	1.06%	0.81%

* Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

‡ The Adviser has contractually agreed to waive 0.10% of its Management Fees and to waive or assume certain expenses so that expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.15%, plus class-specific fees, until December 31, 2015. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$454	$717	$999	$1,802
C Shares	$184	$642	$1,127	$2,465
Investor Shares	$108	$412	$738	$1,661
Institutional Shares	$83	$334	$605	$1,378